Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 8,910,000	$ 5,358,000
Accounts receivable, net of allowance for doubtful accounts of $9 and $6 at December 31, 2018 and 2017, respectively	103,000	274,000
Inventory	45,000	141,000
Prepaid expenses and other current assets	179,000	445,000
Total current assets	9,237,000	6,218,000
Property and equipment, net	210,000	145,000
Operating lease right-of-use asset, net	1,180,000
Other assets	54,000	54,000
Total assets	10,681,000	6,417,000
Current liabilities:
Accounts payable	1,112,000	743,000
Accrued expenses and other current liabilities	2,424,000	1,528,000
Operating lease liability - current	508,000
Total current liabilities	4,044,000	2,548,000
Operating lease liability - noncurrent	752,000
Deferred revenue - noncurrent	691,000
Deferred rent		77,000
Total liabilities	5,487,000	2,625,000
Stockholders’ equity:
Preferred stock, $0.001 par value, 25,000,000 shares authorized as of December 31, 2018 and 2017; no shares issued and outstanding as of December 31, 2018 and 2017
Common stock, $0.001 par value, 100,000,000 shares authorized as of December 31, 2018 and 2017; 43,611,240 and 38,218,660 shares issued and outstanding as of December 31, 2018 and 2017, respectively	46,000	43,000
Additional paid-in capital	102,716,000	90,110,000
Accumulated deficit	(97,568,000)	(86,361,000)
Total stockholders’ equity	5,194,000	3,792,000
Total liabilities and stockholders’ equity	$ 10,681,000	$ 6,417,000